Federated Stock Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

December 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Federated Stock Trust
1933 Act File No. 2-75756
1940 Act File No. 811-03385

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated December 31, 2000, used with respect to Federated Stock Trust that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the Fund's most recent registration statement. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on December 27, 2000.

          If you have any questions regarding this certification, please contact Lori L. Schneider at (202) 778-9305.

Very Truly Yours,

/s/ Amanda J. Reed
Amanda J. Reed
Assistant Secretary